Victory Global Equity Income Fund Investment Strategy - Victory Global Equity Income Fund	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities. This 80% policy may be changed upon at least 60 days’ prior written notice to shareholders. The Fund’s equity investments may include common stocks, depositary receipts, real estate investment trusts (“REITs”), other investment companies, including exchange-traded funds (“ETFs”), securities convertible into common stocks, and securities that carry the right to buy common stocks. Additionally, the Fund may invest in derivatives, including futures and options and may write (sell) covered call options on the securities it holds to generate income.The Fund will invest primarily in global equity securities with an emphasis on companies that the Fund’s management believes have attractive dividend policies and/or those with the potential to grow their dividends. Under normal circumstances, (a) the Fund’s investments will provide exposure to investments that are economically tied to at least five different countries, and (b) the Fund expects to invest at least 30% of its net assets in securities of issuers outside of the United States.